Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Summary of fair value of derivative instruments

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Derivative assets		Derivative liabilities
	Fair value	Notional	Fair value	Notional
December 31, 2016
Derivatives designated and qualifying as hedging instruments	$128	$942	$11	$288
Derivatives not designated as hedging instruments:
Interest rate contracts	$75	$2,078	$110	$1,681
Equity contracts	633	9,562	—	—
Total return swaps and other derivative contracts	—	—	2	2

Total derivatives[1]	$836	$12,582	$123	$1,971

December 31, 2015
Derivatives designated and qualifying as hedging instruments	$86	$725	$2	$89
Derivatives not designated as hedging instruments:
Interest rate contracts	$39	$875	$98	$1,059
Equity contracts	445	7,329	—	—
Total return swaps and other derivative contracts	—	77	6	2

Total derivatives[1]	$570	$9,006	$106	$1,150

[1]	Fair value balance excludes accrued interest on derivative assets and liabilities of $10 million and $11 million, respectively, as of December 31, 2016 and 2015.

Summary of realized gains and losses for derivative instruments

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

(in millions)	December 31,
	2016	2015	2014
Derivatives not designated as hedging instruments:
Interest rate contracts	$13	$(141)	$142
Equity contracts	(81)	(257)	(79)
Total return swaps	—	(44)	(195)
Other derivative contracts	8	(6)	4
Net interest settlements	(2)	32	20

Total derivative losses[1]	$(62)	$(416)	$(108)
Change in embedded derivative liabilities and related fees[2]	20	536	(979)

Net realized derivative (losses) gains	$(42)	$120	$(1,087)

[1]	Included in total derivative losses are economic hedging (losses) gains of $(2) million, $(402) million and $941 million related to the guaranteed benefit annuity programs for the years ended December 31, 2016, 2015 and 2014, respectively. Included in total derivative (losses) gains for the year ended December 31, 2015 and 2014 are economic hedging gains (losses) of $52 million and $(1.0) billion related to the program that protects against the negative impact of higher interest rates on the Company’s statutory surplus position through expiry.
[2]	The annual comprehensive review of model assumptions for the individual variable annuity business produced an immaterial impact for the year ended December 31, 2016. The annual review produced a favorable impact for the year ended December 31, 2015, attributable to the change in estimate discussed in Note 4. The annual review produced a favorable impact for the year ended December 31, 2014, primarily due to model enhancements and updated assumptions for discounting and benefit utilization, partially offset by mortality and lapse rates.